Semi-Annual Report to Shareholders

                          THIRD MILLENNIUM RUSSIA FUND



                                  A Series of
                              The World Fund, Inc.
                         a "Series" Investment Company



                              For the Period Ended
                               February 28, 1999

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          February 28, 1999 (Unaudited)

Number
of                                                                        Market
Shares    Security Description                                             Value
-------- ----------------------------------------                     ----------

         Common Stock:                      80.64%

         Beverages:                          4.61%
 10,540  Sun Breweries GDR  *                                            $21,080
                                                                         -------

         Cellular:                          20.97%
  6,400  Vimpel Communications Sponsored ADR *
                                                                          96,000
                                                                         -------

         Gas:                                4.79%
  2,500  RAO Gazprom  Sponsored ADR
                                                                          21,937
                                                                         -------

         Oil:                               24.60%
 10,920  Surgutneftegaz Sponsored ADR                                     53,235
 13,000  Tatneft Sponsored ADR                                            21,125
  1,820  LUKoil Oil Company Sponsored ADR                                 38,220
                                                                      ----------
                                                                         112,580
                                                                      ----------

         Telecommunications:                 5.06%
  4,750  Rostelecom Sponsored ADR                                         23,156
                                                                      ----------

         Utilities:                         20.61%
 10,550  AO Mosenergo Sponsored ADR                                       20,573
  9,400  Irkutskenergo AO Sponsored ADR                                   22,560
 10,240  RAO Unified Energy System Sponsored ADR                          51,200
                                                                      ----------
                                                                          94,333
                                                                      ----------


         Total Investments:
         (Cost: $344,466)**                80.64%                        369,086
         Other assets, net                 19.36%                         88,622
                                           -----                          ------
         Net Assets                       100.00%                      $ 457,708
                                          ======                       =========

*   Non-income producing
** Cost for Federal income tax purpose is $344,466 and net unrealized appreciation consists of:

      Gross unrealized appreciation                                     $ 41,087
      Gross unrealized depreciation                                     (16,467)
                                                                        --------
      Net unrealized appreciation                                       $ 24,620
                                                                       =========


ADR--Security  represented is held by the custodian bank in the form of American
     Depository Receipts.
GDR--Security represented is held by the custodian bank in the form of Global Depository Receipts.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value
  (identified cost of $344,466 )(Notes 1 & 3)                         $  369,086
Cash                                                                      36,234
Capital stock purchased                                                    1,000
Deferred organization costs(Note 1)                                       83,514
Other assets                                                               5,000
                                                                       ---------
   Total Assets                                                          494,834
                                                                       ---------

Liabilities
Due to investment advisor                 37,126
                                       ---------
   Total  Liabilities                                                     37,126
                                                                       ---------
Net Assets                                                            $  457,708
                                                                       =========

Net Asset Value,
  Offering and Redemption
  Price Per Share
  $457,708  / 45,177 shares outstanding)                                  $10.13
                                                                       =========

At February 28, 1999 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
   Paid in capital                                                   $   434,638
   Net realized loss on investments                                         (51)
   Net investment loss                                                   (1,499)
   Net unrealized appreciation of investments                             24,620

   Net Assets                                                        $   457,708
                                                                     ===========


See Notes to Financial Statements

STATEMENT OF OPERATIONS
Period ended February 28, 1999 * (Unaudited)
--------------------------------------------------------------------------------

Investment Income
 Total income                                                          $       0
                                                                        --------

  Expenses
    Investment advisory fees (Note 2)               1,355
    12b-1 fees                                        248
    Transfer agent fees (Note 2)                    2,174
    Registration  fees                                868
    Recordkeeping and administrative
     services (Note 2)                              4,808
    Shareholder servicing
     and reports (Note 2)                           2,004
    Organization expense amortization               1,312
    Miscellaneous                                   1,398
                                                  -------
     Total expenses                                                       14,167
    Management fee waiver and
      expense reimbursements                                            (12,668)
                                                                        --------
Net expenses                                                               1,499
                                                                        --------
Net investment loss                                                      (1,499)
                                                                        --------
Realized and Unrealized Gain on Investments
  Net realized loss on investments                                          (51)
  Net increase in unrealized appreciation
   on investments                                                         24,620
                                                                        --------
  Net gain on investments                                                 24,569
                                                                        --------
  Net increase in net assets resulting from operations                   $23,070
                                                                        ========

* Commencement of operations was October 1, 1998

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
Period ended February 28, 1999 * (Unaudited)
--------------------------------------------------------------------------------

Operations
   Net investment loss                                                $  (1,499)
   Net realized loss on investments                                         (51)
   Unrealized appreciation of investments                                 24,620
                                                                      ----------
   Net increase in net assets resulting from operations                   23,070

Capital Share Transactions
   Net increase in net assets resulting from
    capital share transactions **                                        424,638
                                                                      ----------
   Net increase in net assets                                            447,708
   Net assets at beginning of period                                      10,000
                                                                      ----------
   Net Assets  at the end of the period                                $ 457,708
                                                                      ==========

** A summary of capital share transactions follows:

                              Period ended February 28, 1999*
                                        (Unaudited)
                         -----------------------------------------
                              Shares                     Value
                          ---------------           --------------
Shares sold                   46,478                $   448,354
Shares reinvested from
   dividends                      --                         --
Shares redeemed               (2,301)                   (23,716)
                             --------               ------------
Net increase                  44,177                $   424,638
                             ========               ============


* Commencement of operation was October 1, 1998

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
For A Share Outstanding Throughout The  Period
--------------------------------------------------------------------------------

                                                                 Period Ended
                                                            February  28, 1999 *
                                                                 (Unaudited)
                                                            --------------------
Per Share Operating Performance
Net asset value, beginning of period                                      $10.00
                                                                         -------
Income from investment operations-
   Net investment loss                                                    (0.03)
   Net realized and unrealized gain on investments                           .16
                                                                         -------
Total from investment operations                                            0.13
                                                                         -------
Less distributions-
   Distributions from net investment income                                 0.00
   Distributions from capital gains                                         0.00
                                                                         -------
Total distributions                                                         0.00
                                                                         -------
Net asset value, end of period                                            $10.13
                                                                         =======

Total  return                                                              1.30%

Ratios/Supplemental Data
   Net assets, end of period (000's)                                        $458

Ratio to average net assets - (A)                                       18.30%**
Expenses
  Expense ratio - net                                                    1.94%**
  Net investment loss                                                  (1.94)%**
Portfolio turnover rate                                                   13.13%

*   Commencement of operations was October 1, 1998
**  Annualized

(A) Management fee waivers reduced the expense ratio and increased the net investment income ratio.

See Notes to Financial Statements

NOTES TO THE FINANCIAL STATEMENTS
February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES--The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 500,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence until October 1, 1998. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Russian securities are also valued at the closing price on the principal exchange on which the security is traded, or at the last reported bid price in the over-the-counter market. The Fund reserves the right to value securities at fair market value when events occur prior to the close of the NYSE, and cause a change in value from the price determined as of the close of Russian markets.

   Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost pricing procedures set, and determined to be fair, by the Board of Directors. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

   ADR's, EDR's and GDR's will be valued at the closing price of the instrument last determined prior to the valuation time unless TWF is aware of a material change in value. Items for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

 D.Deferred Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares have been assumed by the Fund. The organization expenses allocable to the Fund are being amortized over a period of fifty-six (56) months.

E. Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distribution differences primarily result from different treatments of equalization and post-October capital losses.

F. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT, DISTRIBUTION AGREEMENTS AND OTHER--Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% on the first $125 million of assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund.

First   Dominion   Capital  Corp.   ("FDCC")  acts  as  the  Fund's   principal
underwriter in the continuous public offering of the Fund's shares.

The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the period ended February 28, 1999, the Distributor waived fees of $248.

As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $5,971 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets, with a minimum fee of $15,000.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $2,174 for its services for the period ended February 28, 1999.

Certain officers and/or directors of the Fund are also officers and/or directors of CSS and FSI.

NOTE 3- INVESTMENTS--Purchases and sales of securities other than short-term notes aggregated $367,695 and $23,178, respectively.